UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset SMASh Series TF Fund
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Western Asset SMASh Series TF Fund for the period  March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Western Asset SMASh Series TF Fund[1]	$2	0.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund and does reflect the impact of interest expense related to tender option bond transactions accounted for as secured borrowings for financial reporting purposes.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$87,702,537
Total Number of Portfolio Holdings	234
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset SMASh Series TF Fund	PAGE 1	7190-STSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
SMASh Series TF Fund
Financial Statements and Other Important Information
Semi-Annual  | August 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
August 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.0%
Alabama — 6.0%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Series D, Refunding	5.000%	8/1/35	$500,000	$520,484 (a)(b)
Series D, Refunding	5.000%	8/1/35	250,000	259,290
Series D-1, Refunding	5.500%	2/1/29	200,000	208,747 (a)(b)
Series F	5.500%	12/1/28	750,000	779,175 (a)(b)
Energy Southeast, AL, A Cooperative District, Energy Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,079,107 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	100,000	101,942 (c)
Jefferson County, AL, Sewer Revenue, Warrants, Series 2024, Refunding	5.500%	10/1/53	750,000	771,949
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	450,000	427,778 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	230,326 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	500,000	522,202
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	350,000	359,488 (a)(b)
Total Alabama				5,260,488
Arizona — 2.5%
Arizona State IDA, Student Housing Revenue, Collegiate Housing Foundation – Arizona LLC, University of Arizona Project, Series A, BAM	5.000%	7/1/51	250,000	252,520
Chandler, AZ, IDA Revenue:
Intel Corp. Project	4.100%	6/15/28	250,000	253,309 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	750,000	753,854 (a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, Refunding, SD Credit Program	4.000%	7/1/34	400,000	396,292
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	517,399
Total Arizona				2,173,374
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	200,000	203,934 (c)
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — 12.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	$50,000	$50,048
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	200,178
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	200,000	201,877 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	2,200,000	2,235,450 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	517,753 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	350,000	363,205 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,750,000	1,834,151 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	500,000	535,612
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	800,000	854,806 (a)(b)
California State MFA Revenue:
San Francisco Municipal Transportation Agency Potrero Yard Modernization Project, Series A	5.500%	9/1/60	500,000	527,570
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	102,082 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	100,542 (c)
California State MFA Special Facility Revenue, United Airlines Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	75,385 (c)
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	55,121
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Green Bonds, Series A, Refunding	5.250%	5/15/44	2,000,000	2,105,924 (c)(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	35,000	36,385
Series B	6.125%	11/1/29	100,000	103,944
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No 2023-1	5.500%	9/1/48	250,000	253,067
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Unrefunded	5.000%	5/1/47	400,000	400,250 (c)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/48	100,000	100,446
Total California				10,653,796
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — 2.2%
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	$325,000	$309,025
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A	5.500%	11/1/47	150,000	156,531
Commonspirit Health Project, Series A	5.250%	11/1/52	150,000	152,349
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	48,377
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	96,641
C-470 Express Lanes	5.000%	12/31/51	230,000	219,534
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	500,000	540,157 (c)
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	400,000	423,895 (e)
Total Colorado				1,946,509
Connecticut — 0.6%
Aquarion Water Authority, CT, Water System Revenue:
CAB, Series C	0.000%	8/1/51	250,000	68,583
CAB, Series C	0.000%	8/1/52	250,000	64,304
CAB, Series E, BAM	0.000%	8/1/43	250,000	112,729
Series A	5.250%	8/1/42	300,000	324,743
Total Connecticut				570,359
District of Columbia — 0.7%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	75,008
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	500,000	531,207 (c)
Total District of Columbia				606,215
Florida — 2.2%
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	100,000	86,130
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	201,785 (c)
Miami-Dade County, FL, EFA Revenue:
University of Miami, Series 2026	5.000%	4/1/37	100,000	109,048
University of Miami, Series 2026	5.000%	4/1/47	100,000	101,815
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, Seaport Revenue, Series A, Refunding	5.000%	10/1/56	$500,000	$489,966 (c)(d)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	101,945 (e)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	250,000	250,776
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	250,000	231,331
Palm Beach County, FL, Health Facilities Authority Revenue, Jupiter Medical Center Project, Series A	5.000%	11/1/34	200,000	210,063
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2023	5.250%	5/1/54	165,000	162,582 (e)
Total Florida				1,945,441
Georgia — 0.5%
Georgia State Municipal Electric Authority, Power Revenue, Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	150,000	151,654
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series C	5.000%	9/1/30	250,000	261,673 (a)(b)
Total Georgia				413,327
Hawaii — 0.5%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	500,000	416,541
Illinois — 8.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Revenue:
Series 2018	5.000%	4/1/42	100,000	97,953
Series 2023	5.750%	4/1/48	750,000	783,877
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	500,000	502,370
Series A	5.000%	12/1/40	1,100,000	1,034,901
Series C, Refunding, AG	5.000%	12/1/32	250,000	257,642
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,000,000	1,019,705
Series A	5.500%	1/1/35	385,000	392,884
Chicago, IL, O’Hare International Airport Revenue:
Series C, Refunding	5.000%	1/1/43	250,000	253,085 (c)
TrIPS Obligated Group	5.000%	7/1/48	50,000	48,522 (c)
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	$100,000	$89,257
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	250,000	254,615 (a)(b)(c)(e)
Illinois State, GO:
Series A	5.000%	5/1/36	250,000	254,579
Series C	5.000%	12/1/41	1,250,000	1,282,870
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	500,000	432,833
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	6/15/45	1,000,000	405,632
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	12/15/56	310,000	65,837
Total Illinois				7,176,562
Indiana — 1.7%
Indiana State Finance Authority Revenue:
CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	325,000	325,203
Indiana University Health, Series A	4.000%	12/1/49	1,000,000	877,820
Marion General Hospital, Series A	4.000%	7/1/45	100,000	86,689
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	102,281
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse & Jail Project, Series A	4.000%	2/1/44	100,000	92,151
Total Indiana				1,484,144
Iowa — 0.1%
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	85,091
Kentucky — 2.8%
Kentucky State Bond Development Corp. Revenue, University of Kentucky Central Utility Plant Project, Series A	5.250%	10/31/51	400,000	408,645
Kentucky State Bond Development Corp. Student Housing Revenue, City of Plum Springs, Collegiate Housing Foundation-Bowling Green LLC – Western Kentucky University Project, Series A, AG	5.000%	7/1/46	250,000	253,744
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	250,000	262,769 (a)(b)
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Series C, Refunding	5.000%	5/1/36	$1,000,000	$1,037,615
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	467,134
Total Kentucky				2,429,907
Maryland — 0.3%
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	231,693
Massachusetts — 2.0%
Massachusetts State DFA Revenue:
Harvard University, Series A, Refunding	4.000%	2/15/36	200,000	209,445
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,012
The Commonwealth of Massachusetts State, GO, Consolidated Loan, Series C	5.000%	2/1/51	1,500,000	1,537,434
Total Massachusetts				1,756,891
Michigan — 0.5%
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	84,027
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	225,000	232,363
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	100,180 (c)
Total Michigan				416,570
Missouri — 0.1%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	50,000	50,369
Nebraska — 1.9%
Central Plains, NE, Energy Project, Series A, Refunding	5.000%	9/1/33	1,000,000	1,040,403
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	418,288
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	250,000	231,357
Total Nebraska				1,690,048
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — 2.9%
National Finance Authority, NH, Revenue:
Public Private Development Corp. Lockhart Housing Project, Series A-1	5.000%	12/1/46	$500,000	$488,402
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	1,000,000	1,071,624
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	1,000,000	981,197
Total New Hampshire				2,541,223
New Jersey — 5.3%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	150,000	150,918 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	500,000	503,905 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/50	500,000	444,682
Transportation Program, Series BB	4.000%	6/15/36	500,000	500,289
Transportation Program, Series CC	4.125%	6/15/50	500,000	453,503
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,500,000	2,088,046
Transportation System, Series A, Refunding	4.250%	6/15/40	350,000	341,079
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	170,000	165,820
Series A, Refunding	5.250%	6/1/46	30,000	30,056
Total New Jersey				4,678,298
New Mexico — 0.6%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	500,000	524,666 (a)(b)
New York — 14.1%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	1,000,000	845,509
MTA, NY, Transportation Revenue, Series A-2	5.000%	5/15/30	335,000	355,174 (a)(b)
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	250,000	240,425
New York City, NY, HDC, MFH Revenue, Sustainable Development, Green Bonds, Series D-1B, Refunding, FHA	2.400%	11/1/50	1,000,000	632,130
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	88,230
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	$500,000	$437,934
Second General Resolution Fiscal 2026, Series BB	5.000%	6/15/49	2,000,000	2,045,508
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	250,000	218,990
New York State Liberty Development Corp. Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	100,145 (e)
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	76,629 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	45,832 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	750,000	823,256 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	737,451 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	233,045 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,000,000	1,026,569 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	250,000	247,427 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	750,000	738,276 (c)
John F. Kennedy International Airport Terminal Four Project, Series A, Refunding	4.000%	12/1/40	300,000	270,371 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	200,000	201,362 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	500,000	461,869 (c)
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	$200,000	$128,604 (c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	50,045 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	25,001 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	750,000	739,163 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	250,000	180,499
Oneida County, NY, Local Development Corp. Revenue, Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/49	635,000	548,535
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	895,813 (c)
Total New York				12,393,792
North Carolina — 0.2%
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	145,003
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,004
Total North Carolina				150,007
North Dakota — 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	550,000	398,661
Ohio — 1.8%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	250,000	246,232
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	100,000	96,533 (a)(b)(c)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	225,000	226,574 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	450,364 (c)(e)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	100,495 (a)(b)(c)
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	$250,000	$246,297
Warrensville Heights, OH, School District, GO, Unrefunded, BAM	5.000%	12/1/44	175,000	175,029
Total Ohio				1,541,524
Oklahoma — 0.5%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	330,000	366,870 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	40,000	43,362 (c)
Total Oklahoma				410,232
Oregon — 0.2%
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	185,000	185,958
Pennsylvania — 2.8%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	150,000	141,801
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	250,000	236,809
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	200,000	200,273 (a)(b)
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	200,000	200,898
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,350,000	1,351,898 (c)
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	91,548 (e)
Philadelphia, PA, IDA Revenue, City Service Agreement, Rebuild Project	5.000%	5/1/35	250,000	256,026
Total Pennsylvania				2,479,253
Puerto Rico — 3.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	502,550 (e)
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/35	175,000	172,469
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-1	4.000%	7/1/37	$760,000	$737,178
Restructured, Series A-1	4.000%	7/1/41	100,000	92,882
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	23,000	22,390
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	226,768
Restructured, Series A-1	4.550%	7/1/40	10,000	9,902
Restructured, Series A-1	4.750%	7/1/53	1,000,000	946,283
Restructured, Series A-1	5.000%	7/1/58	366,000	355,198
Restructured, Series A-2	4.329%	7/1/40	248,000	242,747
Total Puerto Rico				3,308,367
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
PRG - RI Properties LLC, Senior Series A, AG	5.000%	7/1/50	100,000	100,145
PRG - RI Properties LLC, Senior Series A, AG	5.000%	7/1/55	100,000	99,482
Total Rhode Island				199,627
South Carolina — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.338%	3/1/31	250,000	259,834 (a)(b)
South Carolina State Jobs - EDA Revenue:
Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	250,000	225,551
International Paper Company Project, Series A, Refunding	3.950%	4/1/33	250,000	250,575 (c)
Total South Carolina				735,960
Tennessee — 3.1%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	444,213
Metropolitan Government of Nashville & Davidson County, TN, Health and Educational Facilities Board Revenue:
Vanderbilt University Medical Center, Series B, Refunding	5.000%	7/1/34	250,000	272,462
Vanderbilt University Medical Center, Series B, Refunding	5.000%	7/1/37	250,000	272,045
Metropolitan Nashville, TN, Airport Authority Revenue, Series B	5.000%	7/1/40	1,400,000	1,458,429 (c)
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series A	5.250%	9/1/26	$235,000	$235,000
Total Tennessee				2,682,149
Texas — 11.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	250,000	250,440 (e)
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	100,002
Austin, TX, Airport System Revenue, Series B, Refunding	5.000%	11/15/40	750,000	774,407 (c)
Austin, TX, Senior Lien Special Tax Revenue, Convention Center Project, Series A	5.250%	11/15/51	650,000	672,056
Castleberry, TX, ISD, GO, Series B, PSF - GTD	4.000%	2/15/49	250,000	224,411
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	1,245,000	1,078,869
Dallas, TX, ISD, GO, Multi-Modal Unlimited Tax School Building Bonds, Series B, PSF - GTD	5.000%	2/15/30	500,000	529,679 (a)(b)
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	750,000	680,396
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	459,564
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	200,000	184,264
Houston, TX, GO, Series A	4.125%	3/1/51	300,000	264,718
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	100,000	102,063 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	260,000	272,741 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	400,000	357,247 (c)
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/15/49	350,000	311,548
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	600,000	545,541
Lower Colorado River Authority, TX, Transmission Contract Refunding and Improvement Revenue, LCRA Transmission Services Corp. Project, Series A, Refunding	5.000%	5/15/56	500,000	502,529
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/1/54	$250,000	$217,336
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	500,000	430,117
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	180,000	184,991 (a)(b)(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	60,000	58,055
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	250,000	221,282
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	50,190
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	47,459
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	300,000	310,714 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	75,000	73,412
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	750,000	651,888
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	100,000	85,463
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	500,000	437,334
Total Texas				10,078,716
Utah — 0.8%
Utah State Charter School Finance Authority, Charter School Revenue, Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	221,564
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	200,830
Vineyard Redevelopment Agency, UT, Tax Increment Revenue, Series 2021, Refunding, AG	4.000%	5/1/46	275,000	249,939
Total Utah				672,333
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Virginia — 1.0%
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AG	4.750%	7/1/53	$250,000	$234,149
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	130,000	134,070 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	350,000	359,515 (c)
Senior Lien, I-495 High Occupancy Toll Lanes Project, Refunding	5.000%	12/31/47	200,000	199,639 (c)
Total Virginia				927,373
Washington — 0.6%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	250,000	255,458 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	200,000	201,978
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	100,000	100,652
Total Washington				558,088
West Virginia — 0.3%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	150,000	152,287 (a)(b)(c)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	100,000	107,205 (a)(b)(c)(e)
Total West Virginia				259,492
Wisconsin — 1.0%
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	250,000	248,558
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	50,000	50,055
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	100,000	99,385
Wisconsin State HEFA Revenue, Medical College, Series 2016, Refunding	4.000%	12/1/46	500,000	447,335
Total Wisconsin				845,333

Total Municipal Bonds (Cost — $86,828,718)				85,082,311
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trusts(f) — 2.4%
New York — 2.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$1,000,000	$1,023,063
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,000,000	1,028,962

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $2,054,590)				2,052,025
Total Investments before Short-Term Investments (Cost — $88,883,308)				87,134,336

Short-Term Investments — 3.6%
Municipal Bonds — 3.6%
California — 0.7%
Regents of the University of California, CA, General Revenue, Series AL-3, Refunding	2.350%	5/15/48	600,000	600,000 (g)
Idaho — 0.4%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series D, LOC - TD Bank N.A.	2.900%	3/1/60	400,000	400,000 (g)(h)
New York — 2.5%
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	2.900%	3/1/48	200,000	200,000 (g)(h)
Subseries G-6, LOC - Mizuho Bank Ltd.	3.100%	4/1/42	1,200,000	1,200,000 (g)(h)
New York City, NY, TFA, Future Tax Secured Revenue, Series H-2, SPA - TD Bank N.A.	2.900%	11/1/54	800,000	800,000 (g)
Total New York				2,200,000

Total Short-Term Investments (Cost — $3,200,000)				3,200,000
Total Investments — 103.0% (Cost — $92,083,308)				90,334,336
TOB Floating Rate Notes — (1.3)%				(1,165,000)
Other Liabilities in Excess of Other Assets — (1.7)%				(1,466,799)
Total Net Assets — 100.0%				$87,702,537

See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset SMASh Series TF Fund
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

 Western Asset SMASh Series TF Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
August 31, 2026

Assets:
Investments, at value (Cost — $92,083,308)	$90,334,336
Cash	92,596
Interest receivable	986,668
Receivable for Fund shares sold	103,633
Receivable from investment manager	12,698
Prepaid expenses	4,929
Total Assets	91,534,860
Liabilities:
Payable for securities purchased	2,604,810
TOB Floating Rate Notes (Note 1)	1,165,000
Interest and commitment fees payable	11,948
Trustees’ fees payable	71
Accrued expenses	50,494
Total Liabilities	3,832,323
Total Net Assets	$87,702,537
Net Assets:
Par value (Note 5)	$92
Paid-in capital in excess of par value	94,815,505
Total distributable earnings (loss)	(7,113,060)
Total Net Assets	$87,702,537
Shares Outstanding	9,184,026
Net Asset Value	$9.55
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended August 31, 2026

Investment Income:
Interest	$2,027,862
Expenses:
Fund accounting fees	33,715
Interest expense (Note 1)	17,190
Audit and tax fees	15,801
Registration fees	10,928
Legal fees	5,153
Trustees’ fees	1,922
Shareholder reports	1,474
Commitment fees (Note 6)	349
Custody fees	254
Transfer agent fees (Note 2)	25
Miscellaneous expenses	4,010
Total Expenses	90,821
Less: Fee waivers and/or expense reimbursements (Note 2)	(73,631)
Net Expenses	17,190 †
Net Investment Income	2,010,672
Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(237,642)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(3,324,734)
Net Loss on Investments	(3,562,376)
Decrease in Net Assets From Operations	$(1,551,704)

†	Represents interest expense related to tender option bond transactions accounted for as secured borrowings for financial reporting purposes. Refer to Note 1.
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2026 (unaudited) and the Year Ended February 28, 2026	August 31	February 28
Operations:
Net investment income	$2,010,672	$3,959,293
Net realized loss	(237,642)	(1,086,845)
Change in net unrealized appreciation (depreciation)	(3,324,734)	837,449
Increase (Decrease) in Net Assets From Operations	(1,551,704)	3,709,897
Distributions to Shareholders From (Note 1):
Total distributable earnings	(1,933,034)	(3,728,580)
Decrease in Net Assets From Distributions to Shareholders	(1,933,034)	(3,728,580)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	6,848,641	25,890,181
Cost of shares repurchased	(13,159,445)	(27,991,916)
Decrease in Net Assets From Fund Share Transactions	(6,310,804)	(2,101,735)
Decrease in Net Assets	(9,795,542)	(2,120,418)
Net Assets:
Beginning of period	97,498,079	99,618,497
End of period	$87,702,537	$97,498,079
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2026[1,2]	2026[1]	2025[1]	2024[1,3]	2023[1]	2022[1]
Net asset value, beginning of period	$9.91	$9.90	$9.97	$9.65	$10.51	$10.69
Income (loss) from operations:
Net investment income	0.21	0.41	0.40	0.37	0.29	0.25
Net realized and unrealized gain (loss)	(0.37)	(0.02)	(0.04)	0.29	(0.89)	(0.18)
Total income (loss) from operations	(0.16)	0.39	0.36	0.66	(0.60)	0.07
Less distributions from:
Net investment income	(0.20)	(0.38)	(0.43)	(0.34)	(0.26)	(0.25)
Total distributions	(0.20)	(0.38)	(0.43)	(0.34)	(0.26)	(0.25)
Net asset value, end of period	$9.55	$9.91	$9.90	$9.97	$9.65	$10.51
Total return[4]	(1.64)%	4.17%	3.64%	6.99%	(5.69)%	0.59%
Net assets, end of period (000s)	$87,703	$97,498	$99,618	$103,333	$75,844	$80,000
Ratios to average net assets:
Gross expenses[5]	0.19%[6,7]	0.20%[6]	0.21%[6]	0.21%[6]	0.22%[6]	0.20%
Net expenses[8,9]	0.04 [6,7]	0.04 [6]	0.07 [6]	0.04 [6]	0.01 [6]	0.00
Net investment income	4.24 [7]	4.24	3.98	3.77	2.98	2.32
Portfolio turnover rate	11%	18%	27%	24%	38%	12%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2026 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the
Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.
[6]	Expense ratio reflects the impact of interest expense related to tender option bond transactions accounted for as secured borrowings for financial reporting purposes. Refer to Note 1.
[7]	Annualized.
[8]
The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the
Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series TF Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadviser do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$85,082,311	—	$85,082,311
Municipal Bonds Deposited in Tender Option Bond Trusts	—	2,052,025	—	2,052,025
Total Long-Term Investments	—	87,134,336	—	87,134,336
Short-Term Investments†	—	3,200,000	—	3,200,000
Total Investments	—	$90,334,336	—	$90,334,336

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended August 31, 2026, the average daily amount of floating rate notes outstanding was $1,165,000 and weighted average interest rate was 2.89%.
(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
FTFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
FTFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and FTFA and the subadviser will be compensated directly or indirectly by separately managed account program sponsors. FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund.
FTFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which FTFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2026 without the Board’s consent.
During the six months ended August 31, 2026, fees waived and/or expenses reimbursed amounted to $73,631.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred. For the six months ended August 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $24 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2026, such purchase and sale transactions (excluding accrued interest) were $9,865,000 and $8,915,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the six months ended August 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$12,197,202
Sales	9,906,714
At August 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$90,779,939	$858,541	$(2,469,144)	$(1,610,603)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
During the six months ended August 31, 2026, the Fund did not invest in derivative instruments.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
5. Shares of beneficial interest
At August 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.
Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2026	Year Ended February 28, 2026
Shares sold	704,079	2,680,135
Shares repurchased	(1,360,003)	(2,901,557)
Net decrease	(655,924)	(221,422)
6. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2026.
7. Deferred capital losses
As of February 28, 2026, the Fund had deferred capital losses of $5,708,244, which have no expiration date, that will be available to offset future taxable capital gains.
8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides

Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset SMASh Series TF Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset SMASh Series TF Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and
Western Asset SMASh Series TF Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional general and insured municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2025 was below the median and that the Fund’s performance for the 3-, 5- and 10-year periods ended December 31, 2025 was above the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-year period ended December 31, 2025 and exceeded the performance of its benchmark index for the 3-, 5- and 10-year periods ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Board noted that the Fund does not pay a management fee. The Board also noted that the Fund is an integral part of the separately managed account program, and the Advisers

Western Asset SMASh Series TF Fund

are compensated directly or indirectly by separately managed account program sponsors. The Board recognized that FTFA had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow The Board discussed whether FTFA realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to FTFA. The Board also noted that FTFA has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset SMASh Series TF Fund

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Western Asset
SMASh Series TF Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset SMASh Series TF Fund
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset SMASh Series TF Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset SMASh Series TF Fund and is not intended for distribution to prospective investors.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

94369-SFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 28, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 28, 2026